Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Jun. 06, 2017	Jan. 30, 2017	Dec. 02, 2016	Mar. 31, 2018	Dec. 31, 2017
Lease expiry date				Expire through 2022.	Expire through 2022.
Closing price				$ 10.29
Minimum [Member]
Lease term					36 months
Maximum [Member]
Lease term					4 years
Non-Employee Members [Member]
Annual cash compensation				$ 50
Committee of Board of Directors [Member]
Annual cash compensation				5
Chairman of Any Committees [Member]
Annual cash compensation				10
Employment Agreement [Member] | Chief Executive Officer [Member]
Initial base salary			$ 465	$ 540
Percentage of target bonus on base salary				100.00%
Employment Agreement [Member] | Chief Financial Officer [Member]
Initial base salary	$ 325			$ 325
Percentage of target bonus on base salary				75.00%
Merger Agreement [Member]
Transaction incentive plan expire date		Oct. 31, 2020		Oct. 31, 2020
Aggregate payment to plan participants of cash				$ 1,510
Merger Agreement [Member] | Holdings [Member]
Cash and securities in escrow				$ 250
Number of shares issued				51,896
Number of shares issued, value				$ 534
Closing price				$ 10.29